Significant accounting policies: (Details) (USD $)				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 [MaximumMember]	Jun. 30, 2013 [MinimumMember]
Accounts Receivable
Period due for accounts receivable				30 days
Period for considering accounts receivable as past due					60 days
Allowance for doubtful accounts	$ 0	$ 0	$ 0